TAXES ON INCOME	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 14: -	TAXES ON INCOME

a.	Corporate tax rates:

The Israeli corporate income tax rate was 23% in 2025, 2024 and 2023.

b.	Foreign Exchange Regulations:

Commencing in taxable year 2012, the Company has elected to measure its taxable income and file its tax return under the Israeli Income Tax Regulations (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income) 1986 ("Foreign Exchange Regulations"). Under the Foreign Exchange Regulations, an Israeli company must calculate its tax liability in U.S. Dollars according to certain rules. The tax liability, as calculated in U.S. Dollars is translated into NIS according to the exchange rate as of December 31st of each year.

c.	Pre-tax income (loss) is comprised as follows:

	Year ended December 31,
	2025	2024	2023

Domestic	$378	$(4,988)	$(64,360)
Foreign	4,561	884	2,640

	$4,938	$(4,104)	$(61,720)

d.	A reconciliation of the theoretical tax expenses, assuming all income is taxed at the statutory tax rate applicable to the income of the Company and the actual tax expenses is as follows:
	Year Ended December 31, 2025
	Total	%
Consolidated pretax income	$4,938
Corporate Statutory Tax Rate	1,136	23.0%
Foreign tax effects:
Spain
Changes in valuation allowance	(160)	(3.2)%
Statutory rate difference	(146)	(2.9)%
Non taxable Grants	(288)	(5.8)%
Other	61	1.2%

United states:
Share-based payment awards	(385)	(7.8)%
Change in valuation allowance	295	6.0%
Other	(113)	(2.3)%

Other foreign jurisdictions	163	3.3%

Changes in valuation allowance	(21)	(0.04)%
Nontaxable or nondeductible:
Goodwill impairment	418	8.5%
Changes in unrecognized tax benefits	375	7.6%
Other Adjustments	(102)	(2.2)%

Effective tax rate	$1,233	25.0%

	2024	2023

Loss before taxes on income	$(4,104)	$(61,720)

Theoretical tax income computed at the Israeli statutory tax rate (23% for the years 2024 and 2023, respectively)	$(944)	$(14,196)

Changes in valuation allowance	599	13,131

Write off of prepaid and withholding taxes	1,113	749
Foreign tax rates differences related to subsidiaries	-	20
Non-deductible expenses	(144)	(269)
Capital note and inter-company balances release taxes	-	-
Other expenses and Exchange rate differences	80	(37)
Non-deductible share-based compensation expense	709	1,586
Change in expense associated with tax positions for current year	352	100

Actual tax expense	$1,765	$1,084

e.	Taxes on income

Income tax expense is comprised as follows:

	Year ended December 31,
	2025	2024	2023

Current taxes	$275	$288	$248
Write off of prepaid and withholding taxes	648	1,113	749
Change in expense associated with tax positions for current year	375	352	100
Other	(65)	12	(13)

	$1,233	$1,765	$1,084

For the year ended December 31, 2025, the total tax paid in cash was $593, consisting primarily of tax paid in Israel of $300, Japan of $50, India of $122, Italy of $71 and other foreign judications of $50.

Taxes on income by jurisdiction were as follows:

	Year ended December 31,
	2025	2024	2023

Domestic	$479	$946	$822
Foreign	754	819	262

Total	$1,233	$1,765	$1,084
Domestic
Write off of prepaid and withholding taxes	479	946	822

Total Domestic	$479	$946	$822
Foreign
Current taxes	$275	$288	$248
Taxes in respect of previous years	(64)	12	(13)
Write off of prepaid and withholding taxes	169	167	(73)
Change in expense associated with tax positions for current year	375	352	100

Total foreign	$754	$819	$262
Total income tax expense (benefit)	$1,233	$1,765	$1,084

f.	Net operating losses carry forward:

The Company has accumulated net operating losses for Israeli tax purposes as of December 31, 2025, in the amount of approximately $ 152,427, which may be carried forward and offset against taxable income in the future for an indefinite period. As of December 31, 2025, the Company recorded a full valuation allowance with respect to its net deferred tax assets  in Allot Ltd. and wrote-off prepaid and withholding taxes of $ 7,064 as the Company does not expect to utilize these tax assets in the near future. In addition, the Company has accumulated capital losses for tax purposes as of December 31, 2025, of approximately $ 25,549, which may be carried forward and offset against taxable capital gains in the future for an indefinite period. Management currently believes that since the Company has a history of losses, and uncertainty with respect to future taxable income, it is more likely than not that the deferred tax assets regarding the loss carry forwards will not be utilized in the foreseeable future. Thus, a valuation allowance was provided to reduce deferred tax assets to their realizable value.

The U.S. subsidiary has accumulated losses for U.S. federal income tax return purposes of approximately $ 3,432 and $ 5,535 for state taxes. Part of the federal accumulated losses for tax purposes of $ 1,446 expire until 2037. As of December 31, 2025, the Company recorded a valuation allowance with respect to its deferred tax assets in the US Subsidiary.

A portion of the losses are subject to limitations of Internal Revenue Code, Section 382, which in general provides that utilization of net operating losses is subject to an annual limitation if an ownership change results from transactions increasing the ownership of certain shareholders or public groups in the share of a corporation by more than 50 percentage points over a three-year period.  The annual limitations may result in the expiration of losses before utilization.

g.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income taxes are as follows:

	December 31,
	2025	2024
Deferred tax assets:
Operating and capital loss carryforwards	$42,239	$38,538
Research and development	4,994	6,051
Employee benefits	(41)	415
Intangible assets	114	248
Operating lease liabilities	1,320	1,465
Stock based compensation expenses	3,740	708
Onerous contract	-	63
Prepaid and withholding taxes	7,064	6,607
Other temporary differences	655	576

Deferred tax asset before valuation allowance	60,085	54,671
Valuation allowance	(55,619)	(49,907)

Deferred tax asset net of valuation allowance	4,466	4,764

Deferred tax liability:
Intangible assets	3,197	3,214
Operating lease right-of-use assets	1,269	1,550

Net deferred tax asset	$-	$-

As of December 31, 2025, the Company has provided a valuation allowance of $ 55,619 in respect of the Company’s deferred tax assets resulting from tax loss carryforwards and other temporary differences. Realization of deferred tax assets is dependent upon future earnings, if any, the time and amount of which are uncertain.

As the Company has accumulated net operating losses for Israeli tax purposes as of December 31, 2025, in the amount of approximately $152,427, so it is more likely than not that sufficient taxable income will not be available for the tax losses to be utilized in the future. Therefore, a valuation allowance was recorded to reduce the deferred tax assets to nil.

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence. Deferred taxes were not provided for undistributed earnings of the Company’s foreign subsidiaries. Currently, the Company does not intend to distribute any amounts of its undistributed earnings as dividends. Accordingly, no deferred income taxes have been provided in respect of these subsidiaries. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

As of December 31, 2025, the Company have undistributed earnings held by the Company’s foreign subsidiaries are designated as indefinitely reinvested. If these earnings were re-patriated to Israel, they would be subject to income taxes and to an adjustment for foreign tax credits and foreign withholding taxes in the amount of $1,471. The Company did not recognize deferred taxes liabilities on undistributed earnings of its foreign subsidiaries, as the Company intends to indefinitely reinvest those earnings.

h.
As of December 31, 2025, the total gross uncertain tax benefits amounted to $1,770, if recognized, would impact the Company’s effective tax rate. The Company conducts operations across multiple jurisdictions globally, and its tax returns are periodically audited or subject to review by both domestic and foreign authorities. The Company does not anticipate any material changes to its uncertain tax positions over the next 12 months, unless there are settlements with tax authorities. However, the likelihood and timing of which is difficult to predict.

	Year ended December 31,
	2025	2024	2023

Uncertain tax position, beginning of year	$1,395	$1,043	$943
Increase related to current years' tax positions	367	156	137
Increase related to prior years' tax positions	8	196	160
Decrease due to lapses of statutes limitations	-	-	(197)

Uncertain tax position, end of year	$1,770	$1,395	$1,043

The Company conducts business globally and, as a result, the Company or one or more of its subsidiaries file income tax returns in the U.S. federal jurisdiction and various states and foreign jurisdictions. In the normal course of business, the Company is subject to examination by taxing authorities throughout the world, including such major jurisdictions as Israel, France, Spain, Japan and the United States. With a few exceptions, the Company is no longer subject to Israeli tax assessment through the year 2021 and the Spanish and U.S. subsidiaries have final tax assessments through 2020 and 2021, respectively.